EXHIBIT 99.1
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Accrued Interest Date:                                                                                   Collection Period Ending:
25-Apr-07                                                                                                                  30-Apr-07
Distribution Date:                                BMW VEHICLE OWNER TRUST 2006-A                                           Period #
25-May-07                                         ------------------------------                                                  8

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Balances
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
                                                                              Initial         Period End
     Receivables                                                       $1,153,770,268       $807,730,917
     Reserve Account                                                       $2,772,491         $2,772,491
     Yield Supplement Overcollateralization                               $44,773,894        $32,225,866
     Overcollateralization                                                       $374         $1,998,108
     Class A-1 Notes                                                     $323,000,000                 $0
     Class A-2 Notes                                                     $308,000,000       $295,510,942
     Class A-3 Notes                                                     $280,000,000       $280,000,000
     Class A-4 Notes                                                     $173,044,000       $173,044,000
     Class B Notes                                                        $24,952,000        $24,952,000

Current Collection Period
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     Beginning Receivables Outstanding                                   $846,482,041
     Collections
        Principal Collections
           Receipts of Scheduled Principal                                $25,503,376
           Receipts of Pre-Paid Principal                                 $12,043,048
           Liquidation Proceeds                                              $669,672
           Principal Balance Allocable to Gross Charge-offs                  $535,028
        Total Principal  Reduction                                        $38,751,124

        Interest Collections
           Receipts of Interest                                            $2,644,913
           Servicer Advances                                                  $60,042
           Reimbursement of Previous Servicer Advances
           Accrued Interest on Purchased Receivables                               $0
           Recoveries                                                        $104,600
           Net Investment Earnings                                            $11,927
        Total Interest Collections                                         $2,821,483

     Total Collections                                                    $41,037,579

     Ending Receivables Outstanding                                      $807,730,917

Servicer Advance Amounts
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     Beginning Period Unreimbursed Previous Servicer Advance               $1,143,192
     Current Period Servicer Advance                                          $60,042
     Current Reimbursement of Previous Servicer Advance                            $0
     Ending Period Unreimbursed Previous Servicer Advances                 $1,203,234

Collection Account
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     Deposits to Collection Account                                       $41,037,579

     Distribution Amounts Due
        Servicing Fees Due                                                   $705,402
        Class A Noteholder Interest Distribution Due                       $3,397,224
        First Priority Principal Distribution Due                          $9,876,928
        Class B Noteholder Interest Distribution Due                         $107,917
        Second Priority Principal Distribution Due                        $24,952,000
        Reserve Account Deposit Due                                                $0
        Regular Principal Distribution Due                                 $6,921,322
        Unpaid Trustee Fees Due                                                    $0

        Amounts Paid to the Servicer                                         $705,402
        Amounts Deposited into Note Distribution Account                  $40,332,177
        Amounts Deposited into Reserve Account                                     $0
        Excess Funds Released to Depositor                                         $0
     Total Distributions from Collection Account                          $41,037,579

Excess Funds Released to the Depositor
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        Release from Reserve Account                                               $0
        Release from Collection Account                                            $0
     Total Excess Funds Released to the Depositor                                  $0

Note Distribution Account
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     Amount Deposited from the Collection Account                         $40,332,177
     Interest Distribution to Noteholders                                  $3,505,141
     Principal Distribution to Noteholders                                $36,827,036
     Amount Deposited from the Reserve Account                                     $0
     Amount Paid to Noteholders                                           $40,332,177

Distributions
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     Interest Distributable Amount                                        Current Int         Per $1,000
     Class A-1 Notes                                                         $108,779              $4.47
     Class A-2 Notes                                                       $1,360,333              $4.42
     Class A-3 Notes                                                       $1,197,000              $4.28
     Class A-4 Notes                                                         $731,111              $4.23
     Class B Notes                                                           $107,917              $4.33

     Monthly Principal Distributable Amount                           Current Payment     Ending Balance    Per $1,000        Factor
     Class A-1 Notes                                                      $24,337,979                 $0        $75.35         0.00%
     Class A-2 Notes                                                      $12,489,058       $295,510,942        $40.55        95.95%
     Class A-3 Notes                                                               $0       $280,000,000         $0.00       100.00%
     Class A-4 Notes                                                               $0       $173,044,000         $0.00       100.00%
     Class B Notes                                                                 $0        $24,952,000         $0.00       100.00%

Carryover Shortfalls
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                                                                Prior Period Carryover   Current Payment    Per $1,000
     Class A-1 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-2 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-3 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-4 Interest Carryover Shortfall                                        $0                 $0            $0
     Class B Interest Carryover Shortfall                                          $0                 $0            $0


Receivables Data
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                                                                     Beginning Period      Ending Period
     Number of Contracts                                                       49,770             47,569
     Weighted Average Remaining Term                                            44.56              43.96
     Weighted Average Annual Percentage Rate                                    5.50%              5.48%

     Delinquencies Aging Profile End of Period                          Dollar Amount         Percentage
        Current                                                          $724,726,515             89.72%
        1-29 days                                                         $67,822,975              8.40%
        30-59 days                                                        $10,036,583              1.24%
        60-89 days                                                         $3,526,539              0.44%
        90-119 days                                                          $946,085              0.12%
        120-149 days                                                         $672,220              0.08%
        Total                                                            $807,730,917            100.00%
        Delinquent Receivables +30 days past due                          $15,181,427              1.88%


     Write-offs
        Gross Principal Write-Offs for Current Period                        $535,028
        Recoveries for Current Period                                        $104,600
        Net Write-Offs for Current Period                                    $430,428

        Cumulative Realized Losses                                         $2,049,102


     Repossessions                                                      Dollar Amount              Units
        Beginning Period Repossessed Receivables Balance                   $2,281,382                 68
        Ending Period Repossessed Receivables Balance                      $3,018,379                 95
        Principal Balance of 90+ Day Repossessed Vehicles                    $184,304                  5



Yield Supplement Overcollateralization
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     Beginning Period Required Amount                                     $33,651,693
     Beginning Period Amount                                              $33,651,693
     Current Distribution Date Required Amount                            $32,225,866
     Current Period Release                                                $1,425,826
     Ending Period Amount                                                 $32,225,866
     Next Distribution Date Required Amount                               $30,839,547

Reserve Account
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     Beginning Period Required Amount                                      $2,772,491
     Beginning Period Amount                                               $2,772,491
     Net Investment Earnings                                                  $11,927
     Current Period Deposit Amount Due                                             $0
     Current Period Deposit Amount Paid From Collection Account                    $0
     Current Period Release to Note Distribution Account                           $0
     Ending Period Required Amount                                         $2,772,491
     Current Period Release to Depositor                                           $0
     Ending Period Amount                                                  $2,772,491


Overcollateralization
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     Beginning Period Amount                                               $2,496,370
     Ending Period Target Credit Enhancement OC Amount                     $6,921,322
     Ending Period Amount                                                  $1,998,108
     Current Period Release                                                  $498,262
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